FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SUMMARY OF FINANCIAL LIABILITIES BASED ON CONTRACTUAL UNDISCOUNTED PAYMENTS

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

Group	2026
$	Less than 3 months	Greater than 3 months	Total
Trade and other payables	1,063,716	7,577,473	8,641,189
Related party payables	-	-	-
	1,063,716	7,577,473	8,641,189

Group	2025
$	Less than 3 months	Greater than 3 months	Total
Trade and other payables	587,947	7,779,619	8,367,566
Related party payables	108,272	751,053	859,325
	696,219	8,530,672	9,226,891